UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/29/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2008 (Unaudited)

DWS Large Cap Value Fund

	Shares	Value ($)

Common Stocks 92.3%
Consumer Discretionary 3.7%
Distributors 0.2%
Genuine Parts Co.	70,000	2,887,500
Hotels Restaurants & Leisure 1.3%
McDonald's Corp.	411,035	22,241,104
Household Durables 0.3%
Centex Corp.	209,885	4,657,348
Media 1.3%
Gannett Co., Inc.	733,653	22,119,638
Specialty Retail 0.6%
Office Depot, Inc.*	864,714	9,831,798

Consumer Staples 8.4%
Food & Staples Retailing 2.1%
CVS Caremark Corp.	872,021	35,212,208
Food Products 3.0%
General Mills, Inc.	476,697	26,690,265
Kraft Foods, Inc. "A"	731,537	22,802,008

		49,492,273
Tobacco 3.3%
Altria Group, Inc.	479,606	35,078,383
Reynolds American, Inc. (a)	329,525	20,997,333

		56,075,716
Energy 25.9%
Energy Equipment & Services 6.5%
Baker Hughes, Inc.	260,201	17,508,925
ENSCO International, Inc.	349,829	20,933,767
Halliburton Co.	1,093,426	41,878,216
Noble Corp.	584,918	28,748,720

		109,069,628
Oil, Gas & Consumable Fuels 19.4%
Cameco Corp. (a)	602,337	23,641,727
Chevron Corp.	205,596	17,816,949
ConocoPhillips	357,856	29,598,270
Devon Energy Corp.	407,154	41,822,859
ExxonMobil Corp.	398,032	34,632,764
Hess Corp.	230,479	21,476,033
Marathon Oil Corp.	533,256	28,347,889
Nexen, Inc.	665,506	20,750,477
Noble Energy, Inc.	521,509	40,364,797
Occidental Petroleum Corp.	339,488	26,266,187
Suncor Energy, Inc.	405,163	41,812,822

		326,530,774
Financials 12.2%
Capital Markets 1.4%
Bank of New York Mellon Corp.	537,999	23,602,016
Commercial Banks 1.9%
Canadian Imperial Bank of Commerce (a)	237,000	16,068,600
US Bancorp.	271,949	8,707,807
Zions Bancorp.	154,677	7,385,827

		32,162,234
Diversified Financial Services 1.3%
CIT Group, Inc.	279,053	6,200,558
JPMorgan Chase & Co.	354,875	14,425,669

		20,626,227
Insurance 7.6%
Aflac, Inc.	276,361	17,247,690
Allstate Corp.	645,317	30,800,980
Genworth Financial, Inc. "A"	826,271	19,152,962
Hartford Financial Services Group, Inc.	223,403	15,615,870
Loews Corp.	663,842	27,775,149
MetLife, Inc. (a)	297,347	17,323,436

		127,916,087

Health Care 9.6%
Biotechnology 1.0%
Amgen, Inc.*	349,172	15,894,309
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	591,339	34,900,828
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.*	369,600	20,671,728
Pharmaceuticals 5.3%
Abbott Laboratories	328,172	17,573,611
Merck & Co., Inc.	304,626	13,494,932
Pfizer, Inc.	913,594	20,354,874
Teva Pharmaceutical Industries Ltd. (ADR)	366,700	17,993,969
Wyeth	466,781	20,360,987

		89,778,373
Industrials 6.6%
Aerospace & Defense 4.4%
Honeywell International, Inc.	517,925	29,801,404
Raytheon Co.	336,592	21,824,625
United Technologies Corp.	314,862	22,200,920

		73,826,949
Machinery 2.2%
Danaher Corp.	210,000	15,571,500
Dover Corp.	499,299	20,725,902

		36,297,402
Information Technology 4.0%
Computers & Peripherals 1.4%
Brocade Communications Systems, Inc.*	3,043,734	23,406,314
Semiconductors & Semiconductor Equipment 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,340,935	22,800,707
Software 1.3%
Microsoft Corp.	794,255	21,619,621
Materials 5.0%
Chemicals 3.8%
Air Products & Chemicals, Inc.	317,980	29,041,114
Dow Chemical Co.	474,632	17,888,880
Praxair, Inc.	216,357	17,369,140

		64,299,134
Containers & Packaging 1.2%
Sonoco Products Co.	675,572	19,030,863
Telecommunication Services 5.2%
Diversified Telecommunication Services
AT&T, Inc.	1,111,211	38,703,479
BCE, Inc. (a)	876,226	31,719,381
Verizon Communications, Inc.	468,919	17,031,138

		87,453,998
Utilities 11.7%
Electric Utilities 9.8%
Allegheny Energy, Inc.	547,531	27,743,396
Duke Energy Corp.	1,194,093	20,944,391

Entergy Corp.	207,140	21,281,564
Exelon Corp.	515,607	38,593,184
FirstEnergy Corp.	431,110	29,138,725
FPL Group, Inc.	466,271	28,111,478

		165,812,738
Multi-Utilities 1.9%
PG&E Corp.	839,860	31,629,128

Total Common Stocks (Cost $1,428,553,024)		1,549,846,643
Securities Lending Collateral 2.8%
Daily Assets Fund Institutional, 3.69% (b) (c) (Cost $48,052,200)	48,052,200	48,052,200
Cash Equivalents 8.0%
Cash Management QP Trust, 3.89% (b) (Cost $134,450,083)	134,450,083	134,450,083
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,611,055,307) †	103.1	1,732,348,926
Other Assets and Liabilities, Net	(3.1)	(52,721,133)

Net Assets	100.0	1,679,627,793

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $1,612,076,512. At February 29, 2008, net unrealized appreciation for all securities based on tax cost was $120,272,414. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $187,277,094 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $67,004,680.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at February 29, 2008 amounted to $45,870,205 which is 2.7% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 1,732,348,926
Level 2 - Other Significant	-
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 1,732,348,926

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective December 1, 2007, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 16, 2008